15. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS

Legal Proceedings

The Company is involved in the disputes and legal proceedings described below. In addition, as a public company, the Company is also potentially susceptible to litigation, such as claims asserting violations of securities laws. Any such claims, with or without merit, if not resolved, could be time-consuming and result in costly litigation. The Company accrues any contingent liabilities that are likely.

Class Actions Alleging Violations of Federal Securities Laws

Beginning on April 18, 2014, three class action lawsuits alleging violations of federal securities laws were filed against the Company in United States District Court, Central District of California (the “Court”). At a hearing held on July 21, 2014, the three class action lawsuits were consolidated into one case with Lawrence Rosen as the lead plaintiff (the “Consolidated Class Action,” styled Romero et al. vs. GrowLife et al.). On May 15, 2014 and August 4, 2014, respectively two shareholder derivative lawsuits were filed against the Company with the Court (the “Derivative Actions”). On October 20, 2014, AmTrust North America, the Company’s insurer, filed a lawsuit contesting insurance coverage on the above legal proceedings. The Company made a general appearance in this action. On January 20, 2015, the Court ordered all of the above actions stayed pending completion of mediation of the dispute.

On June 1, 2015, the Court preliminarily approved the proposed settlement of the Derivative Actions pursuant to a proposed stipulated settlement agreement.

On August 3, 2015, the Court entered a Final Order and Judgment resolving the Consolidated Class Action litigation in its entirety.  The Consolidated Class Action was thereby dismissed in its entirety with prejudice and without costs.

On August 10, 2015, pursuant to a settlement by and between the Company and AmTrust North America, AmTrust’s lawsuit contesting insurance coverage of the Consolidated Class Action and Derivative Actions was dismissed in its entirety with prejudice pursuant to a Stipulation for Dismissal of Entire Action with Prejudice executed by and between AmTrust and the Company.

On August 17, 2015, the Court entered a Final Order and Judgment resolving the Derivative Actions in their entirety.  The Derivative Actions were thereby dismissed in their entirety with prejudice.

As a result of the foregoing, all litigation discussed herein is resolved in full at this time.

The Company expects to issue $2 million in common stock or approximately 115.1 million shares related to the settlement of the Consolidated Class Action and Derivative Action lawsuits alleging violations of federal securities laws that were filed against the Company in United States District Court, Central District of California. The shares have not been issued as of November 13, 2015. The Company accrued $2,081,250 as loss on class action lawsuits and contingent liabilities as of June 30, 2015.

Sales and Payroll Tax Liabilities

As of September 30, 2015, we owe approximately $121,000 in sales tax and $26,000 in payroll taxes primarily from early 2014. We are currently negotiating or operating under payment plans on these liabilities.

Other Legal Proceedings

The Company is in default on our Portland, Maine and Boulder, Colorado store leases for non-payment of lease payments and the Company is negotiating with the landlords. The Company is currently subject to legal actions with various vendors.

It is possible that additional lawsuits may be filed and served on the Company.

Operating Leases

Current Operating Leases

Upon the Company’s acquisition of Rocky Mountain Hydroponics, LLC and Evergreen Garden Center, LLC, the Company assumed the lease for the RMH/EGC retail hydroponics store located in Portland, Maine. The lease commencement date was May 1, 2013 with an expiration date of April 30, 2016. The monthly rent for year one of the lease was $4,917, with monthly rent of $5,065 in year two, and monthly rent of $5,217 in year three of the lease. The Company has an option to extend the lease for two three year terms as long it is not in default under the lease.

On October 21, 2013, the Company entered into a lease agreement for retail space for its hydroponics store in Avon (Vail), Colorado. The lease expires on September 30, 2018. Monthly rent for year one of the lease is $2,606 and increases 3.5% per year thereafter through the end of the lease. The Company does not have an option to extend the lease.

On January 23, 2014, the Company entered into a lease agreement for retail space for its hydroponics store in Boulder, Colorado. The lease commenced on February 1, 2014 and expires on May 31, 2017. Monthly rent for year one of the lease was $4,051, with monthly rent of $4,173 in year two, $4,298 in year three, and $4,427 for month 37 through 39. The Company has an option to extend the lease for one three year terms as long it is not in default under the lease.

On June 18, 2014, the Company rented space at 500 Union Street, Suite 810, Seattle, Washington for its corporate office. The Company rents the space on a month to month basis for $1,700 per month.

Terminated Operating Leases

In May 2011, the Company entered into a lease for our Phototron business unit to rent a warehouse facility in Gardena, California. The terms of the lease provide for monthly rental expense of $4,065 with annual rent increases through the expiration of the lease on May 31, 2014. During the last twelve months of the lease the monthly rent was $4,313. The Company terminated this lease as of May 31, 2014.

Upon the Company’s acquisition of Rocky Mountain Hydroponics, LLC and Evergreen Garden Center, the Company assumed the lease for the RMH/EGC retail hydroponics store located in Plaistow, New Hampshire. The lease commencement date was May 1, 2013 with an expiration date of January 31, 2016. The monthly rent throughout the term of the lease is $2,105. The Company vacated this store and expect to terminate this lease during 2015.

On June 5, 2013, the Company entered into a lease to rent office space in Woodland Hills, California for the Company’s corporate headquarters. The landlord was 20259 Ventura Blvd LP, which was a previous affiliate of a stockholder of our company. The term was for ninety days and can be renewed, or terminated, by either party with thirty days written notice. The monthly rent was $6,758. The Company terminated this lease as of June 30, 2014.

On May 30, 2013, the Company entered into a lease to rent retail space in Woodland Hills, California for its Urban Garden Supply (Soja, Inc.) hydroponics store. The term was for ninety days and can be renewed, or terminated, by either party with ninety days written notice. The monthly rent was $3,257. The Company terminated this lease as of June 1, 2015.

On August 26, 2013, the Company entered into a lease agreement for warehouse and retail space for its Greners (Business Bloom, Inc.) business unit in Santa Rosa, California. The lease commencement date was September 1, 2013 with an expiration date of August 31, 2015. The monthly rent is $3,000. The Company terminated this lease as of November 25, 2014.

On September 23, 2013, the Company entered into an Assignment and Assumption and Amendment of Lease Agreement for the Company’s retail hydroponics store in Peabody, Massachusetts.  The original lease between the landlord and Evergreen Garden Center, LLC was assigned from Evergreen Garden Center, LLC to GrowLife Hydroponics, Inc. In addition, the term of the lease was extended from the original expiration date of October 31, 2013 to October 31, 2014. The monthly rent remained at $4,500 through October 31, 2014. The Company’s lease expired on October 31, 2014.

The aggregate future minimum lease payments under operating leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended June 30,	Total
2016	$170,086
2017	90,038
2018	32,370
2019	12,354
2020	-
Beyond	-
Total	$304,847

Employment and Consulting Agreements

Employment Agreement with Marco Hegyi

On December 4, 2013, the Company entered into an Employment Agreement with Marco Hegyi pursuant to which the Company engaged Mr. Hegyi as its President from December 4, 2013 through December 4, 2016 to provide consulting and management services. Per the terms of the Hegyi Agreement, Mr. Hegyi established an office in Seattle, Washington while also maintaining operations in the Southern California area. Mr. Hegyi’s annual compensation is $150,000 for the first year of the Hegyi Agreement; $250,000 for the second year; and $250,000 for the third year. Mr. Hegyi is also entitled to receive an annual bonus equal to four percent (4%) of the Company’s EBITDA for that year. The annual bonus shall be paid no later than 31 days (i.e., by January 31st) following the end of each calendar year. Mr. Hegyi’s first annual bonus will be calculated based on the Company’s EBITDA for calendar year 2014, with such bonus payable on or before January 31, 2015. If Mr. Hegyi’s employment is terminated for any reason prior to the expiration of the Term, as applicable, his annual bonus will be prorated for that year based on the number of days worked in that year. At the commencement of Mr. Hegyi’s employment, an entity affiliated with Mr. Hegyi received a Warrant to purchase up to 25,000,000 shares of common stock of the Company at an exercise price of $0.08 per share. The Hegyi Warrant is exercisable for five years. On June 20, 2014, the Company and Mr. Hegyi reduced the warrant life from ten to five years.

Mr. Hegyi was entitled to participate in all group employment benefits that are offered by the Company to the Company’s senior executives and management employees from time to time, subject to the terms and conditions of such benefit plans, including any eligibility requirements. In addition, the Company is required to purchase and maintain during the Term a “key manager” insurance policy on Mr. Hegyi’s life in the amount of $4,000,000, paid as $2,000,000 payable to Mr. Hegyi’s named heirs or estate as the beneficiary, and $2,000,000 payable to the Company. The Company and Mr. Hegyi waived this $2,000,000 key manager insurance. If, prior to the expiration of the Term, the Company terminates Mr. Hegyi’s employment for “Cause”, or if Mr. Hegyi voluntarily terminates his employment without “Good Reason”, or if Mr. Hegyi’s employment is terminated by reason of his death, then all of the Company’s obligations hereunder shall cease immediately, and Mr. Hegyi will not be entitled to any further compensation beyond any pro-rated base salary due and bonus amounts earned through the effective date of termination. Mr. Hegyi will also be reimbursed for any expenses incurred prior to the date of termination for which he was not previously reimbursed.

If the Company terminates Mr. Hegyi’s employment at any time prior to the expiration of the Term without Cause, or if Mr. Hegyi terminates his employment at any time for “Good Reason” or due to a “Disability”, Mr. Hegyi will be entitled to receive (i) his base salary amount through the end of the Term; and (ii) his annual bonus amount for each year during the remainder of the Term, which bonus amount shall be equal to the greater of (A) the annual bonus amount for the immediately preceding year, or (B) the bonus amount that would have been earned for the year of termination, absent such termination. If there has been a “Change in Control” and the Company (or its successor or the surviving entity) terminates Mr. Hegyi’s employment without Cause as part of or in connection with such Change in Control (including any such termination occurring within one (1) month prior to the effective date of such Change in Control), then in addition to the benefits set forth above, Mr. Hegyi will be entitled to (i) an increase of $300,000 in his annual base salary amount (or an additional $25,000 per month) through the end of the Term; plus (ii) a gross-up in the annual base salary amount each year to account for and to offset any tax that may be due by Mr. Hegyi on any payments received or to be received by Mr. Hegyi under this Agreement that would result in a “parachute payment” as described in Section 280G of the Internal Revenue Code of 1986, as amended. If the Company (or its successor or the surviving entity) terminates Mr. Hegyi’s employment without Cause within twelve (12) months after the effective date of any Change in Control, or if Mr. Hegyi terminates his employment for Good Reason within twelve (12) months after the effective date of any Change in Control, then in addition to the benefits set forth above, Mr. Hegyi will be entitled to (i) an increase of $300,000 in his annual base salary amount (or an additional $25,000 per month), which increased annual base salary amount shall be paid for the remainder of the Term or for two (2) years following the Change in Control, whichever is longer; (ii) a gross-up in the annual base salary amount each year to account for and to offset any tax that may be due by Mr. Hegyi on any payments received or to be received by Mr. Hegyi under this Letter Agreement that would result in a “parachute payment” as described in Section 280G of the Internal Revenue Code of 1986, as amended; (iii) payment of Mr. Hegyi’s annual bonus amount as set forth above for each year during the remainder of the Term or for two (2) years following the Change in Control, whichever is longer; and (iv) health insurance coverage provided for and paid by the Company for the remainder of the Term or for two (2) years following the Change in Control, whichever is longer.

Consulting Chief Financial Officer Agreement with an Entity Controlled by Mark Scott

On July 31, 2014, the Company entered into a Consulting Chief Financial Officer Letter with an entity controlled by Mark Scott pursuant to which the Company engaged Mr. Scott as its Consulting CFO from July 1, 2014 through September 30, 2014, and continuing thereafter until either party provides sixty day notice to terminate the Letter or Mr. Scott enters into a full-time employment agreement.

Per the terms of the Scott Agreement, Mr. Scott’s compensation is $150,000 on an annual basis for the first year of the Scott Agreement. Mr. Scott is also entitled to receive an annual bonus equal to two percent of the Company’s EBITDA for that year. The Company’s Board of Directors granted Mr. Scott an option to purchase sixteen million shares of the Company’s Common Stock under the Company’s 2011 Stock Incentive Plan at an exercise price of $0.07 per share, the fair market price on July 31, 2014. The shares vest as follows:

i	Two million shares will vest immediately upon securing a market maker with an approved 15c2-11 resulting in the Company’s relisting on OTCBB (not earned as of June 30, 2015);

ii	Two million shares will vest immediately upon the successful approval and effectiveness of the Company’s S-1 (not earned as of June 30, 2015);

iii	Two million shares will vest immediately upon the Company’s resolution of the class action lawsuits (earned as of August 17, 2015); and,

iv	Ten million shares will vest on a monthly basis over a period of three years beginning on the July 1, 2014.

All options will have a five-year life and allow for a cashless exercise. The stock option grant is subject to the terms and conditions of the Company’s Stock Incentive Plan, including vesting requirements.  In the event that Mr. Scott’s continuous status as employee to the Company is terminated by the Company without Cause or Mr. Scott terminates his employment with the Company for Good Reason as defined in the Scott Agreement, in either case upon or within twelve months after a Change in Control as defined in the Company’s Stock Incentive Plan except for CANX USA, LLC, then 100% of the total number of shares shall immediately become vested.

Mr. Scott will be entitled to participate in all group employment benefits that are offered by the Company to the Company’s senior executives and management employees from time to time, subject to the terms and conditions of such benefit plans, including any eligibility requirements. In addition, the Company is required to purchase and maintain an insurance policy on Mr. Scott’s life in the amount of $2,000,000 payable to Mr. Scott’s named heirs or estate as the beneficiary. Finally, Mr. Scott is entitled to twenty days of vacation annually and also has certain insurance and travel employment benefits.

If, prior to the expiration of the Term, the Company terminates Mr. Scott’s employment for Cause, or if Mr. Scott voluntarily terminates his employment without Good Reason, or if Mr. Scott’s employment is terminated by reason of his death, then all of the Company’s obligations hereunder shall cease immediately, and Mr. Scott will not be entitled to any further compensation beyond any pro-rated base salary due and bonus amounts earned through the effective date of termination. Mr. Scott will also be reimbursed for any expenses incurred prior to the date of termination for which he was not previously reimbursed. Mr. Scott may receive severance benefits and the Company’s obligation under a termination by the Company without Cause or Mr. Scott terminates his employment for Good Reason are discussed above.

Promotion Letter with Joseph Barnes

On October 10, 2014, the Company entered into a Promotion Letter with Joseph Barnes which was effective October 1, 2014 pursuant to which the Company engaged Mr. Barnes as its Senior Vice-President of Business Development from October 1, 2014 on an at will basis. This Promotion Letter supersedes and cancels the Manager Services Agreement with Mr. Barnes dated August 1, 2013.

Per the terms of the Barnes Agreement, Mr. Barnes’s compensation is $90,000 on an annual basis. Mr. Barnes received a bonus of $6,500 and is also entitled to receive a quarterly bonus based on growth of the Company’s growth margin dollars. Mr. Barnes was granted an option to purchase eight million shares of the Company’s common stock under the Company’s 2011 Stock Incentive Plan at an exercise price on the date of grant. The shares vest as follows:

i	Two million shares vested immediately;

iv	Six million shares will vest on a monthly basis over a period of three years beginning on the date of grant.

All options will have a five-year life and allow for a cashless exercise. The stock option grant is subject to the terms and conditions of the Company’s Stock Incentive Plan, including vesting requirements.  In the event that Mr. Barnes’s continuous status as employee to the Company is terminated by the Company without Cause or Mr. Barnes terminates his employment with the Company for Good Reason as defined in the Barnes Agreement, in either case upon or within twelve months after a Change in Control as defined in the Company’s Stock Incentive, then 100% of the total number of shares shall immediately become vested.

Mr. Barnes was entitled to participate in all group employment benefits that are offered by the Company to the Company’s senior executives and management employees from time to time, subject to the terms and conditions of such benefit plans, including any eligibility requirements. Finally, Mr. Barnes is entitled to fifteen days of vacation annually and also has certain insurance and travel employment benefits.

Mr. Barnes may receive severance benefits and the Company’s obligation under a termination by the Company without Cause or Mr. Barnes terminates his employment for Good Reason are discussed above.

Agreements with Robert Hunt

On June 7, 2013, the Company entered into an Executive Services Agreement with Robert Hunt, pursuant to which the Company engaged Mr. Hunt, from June 8, 2013 through June 7, 2015 to provide consulting and management services as the President of GrowLife Hydroponics, Inc.

On May 30, 2014, the Company announced the resignation of Robert Hunt effective May 23, 2014 as Executive Vice President of GrowLife, Inc., President of GrowLife Hydroponics. On June 3, 2014, the Board of Directors accepted the resignation of Robert Hunt effective June 2, 2014 as a Director of the Company. On October 17, 2014, the Company entered into a Settlement Agreement and Release with Mr. Robert Hunt, whereby the Parties cancelled the Executive Services Agreement ("ESA") dated June 7, 2013 and his stock option grant for 12,000,000 shares. The Company agreed to issue 6,000,000 shares of restricted common stock under certain conditions that have not been met, pay cash severance totaling $50,000 monthly over five month starting October 25, 2014 and reimburse Mr. Hunt for health insurance benefits and other expenses monthly over five months starting October 25, 2014. The Parties entered into a release agreement.

Promotion Letter with Jeremy Belmont

On October 10, 2014, the Company entered into a Promotion Letter with Jeremy Belmont which was effective October 1, 2014 pursuant to which the Company engaged Mr. Belmont as Vice President of Sales from October 1, 2014 on an at will basis. This Promotion Letter supersedes and cancels the Manager Services Agreement with Mr. Belmont dated October 1, 2013.

Per the terms of the Belmont Agreement, Mr. Belmont’s compensation is $72,000 on an annual basis. Mr. Belmont received a bonus of $6,500 and is also entitled to receive a quarterly bonus based on growth of the Company’s growth margin dollars. Mr. Barnes was granted an option to purchase five million shares of the Company’s common stock under the Company’s 2011 Stock Incentive Plan at an exercise price on the date of grant. The Shares vest as follows:

i	One million four hundred thousand shares vested immediately;

iv	Three million six hundred thousand shares will vest on a monthly basis over a period of three years beginning on the date of grant.

All options will have a five-year life and allow for a cashless exercise. The stock option grant is subject to the terms and conditions of the Company’s Stock Incentive Plan, including vesting requirements.  In the event that Mr. Belmont’s continuous status as employee to the Company is terminated by the Company without Cause or Mr. Belmont terminates his employment with the Company for Good Reason as defined in the Belmont Agreement, in either case upon or within twelve months after a Change in Control as defined in the Company’s Stock Incentive, then 100% of the total number of Shares shall immediately become vested.

Mr. Belmont will be entitled to participate in all group employment benefits that are offered by the Company to the Company’s senior executives and management employees from time to time, subject to the terms and conditions of such benefit plans, including any eligibility requirements. Finally, Mr. Belmont is entitled to fifteen days of vacation annually and also has certain insurance and travel employment benefits.

Mr. Belmont may receive severance benefits and the Company’s obligation under a termination by the Company without Cause or Mr. Belmont terminates his employment for Good Reason are discussed above.

Promotion Letter with Adam Edwards

On October 10, 2014, the Company entered into a Promotion Letter with Adam Edwards which was effective October 1, 2014 pursuant to which the Company engaged Mr. Edwards as Vice President of Sales from October 1, 2014 on an at will basis.

Per the terms of the Edwards Agreement, Mr. Edwards’s compensation is $72,000 on an annual basis. Mr. Edwards received a bonus of $6,500 and is also entitled to receive a quarterly bonus based on growth of the Company’s growth margin dollars. Mr. Edwards was granted an option to purchase four million five hundred thousand shares of the Company’s common stock under the Company’s 2011 Stock Incentive Plan at an exercise price on the date of grant. The shares vested quarterly over thirty six months.

All options will have a five-year life and allow for a cashless exercise. The stock option grant is subject to the terms and conditions of the Company’s Stock Incentive Plan, including vesting requirements.  In the event that Mr. Edwards’s continuous status as employee to the Company is terminated by the Company without Cause or Mr. Edwards terminates his employment with the Company for Good Reason as defined in the Edwards Agreement, in either case upon or within twelve months after a Change in Control as defined in the Company’s Stock Incentive, then 100% of the total number of shares shall immediately become vested.

Mr. Edwards will be entitled to participate in all group employment benefits that are offered by the Company to the Company’s senior executives and management employees from time to time, subject to the terms and conditions of such benefit plans, including any eligibility requirements. Finally, Mr. Edwards is entitled to fifteen days of vacation annually and also has certain insurance and travel employment benefits.

Mr. Edwards may receive severance benefits and the Company’s obligation under a termination by the Company without Cause or Mr. Edwards terminates his employment for Good Reason are discussed above.

Mr. Edwards resigned July 11, 2015.

Offer Letter with Tina Qunell

On November 20, 2014, the Company entered into an Offer Letter with Tina Qunell which was effective November 24, 2014 pursuant to which the Company engaged Ms. Qunell as Vice President of Marketing on an at will basis.

Per the terms of the Qunell Agreement, Ms. Qunell’s compensation is $72,000 on an annual basis. Ms. Qunell was granted an option to purchase seven million shares of the Company’s common stock under the Company’s 2011 Stock Incentive Plan at an exercise price on the date of grant. One million of the shares vested immediately and six million vest quarterly over thirty six months.

All options will have a five-year life and allow for a cashless exercise. The stock option grant is subject to the terms and conditions of the Company’s Stock Incentive Plan, including vesting requirements.  In the event that Ms. Qunell’s continuous status as employee to the Company is terminated by the Company without Cause or Mr. Qunell terminates her employment with the Company for Good Reason as defined in the Qunell Agreement, in either case upon or within twelve months after a Change in Control as defined in the Company’s Stock Incentive, then 100% of the total number of shares shall immediately become vested.

Ms. Qunell will be entitled to participate in all group employment benefits that are offered by the Company to the Company’s senior executives and management employees from time to time, subject to the terms and conditions of such benefit plans, including any eligibility requirements. Finally, Ms. Qunell is entitled to fifteen days of vacation annually and also has certain insurance and travel employment benefits.

Ms. Qunell may receive severance benefits and the Company’s obligation under a termination by the Company without Cause or Ms. Qunell terminates her employment for Good Reason are discussed above.

Ms. Qunell resigned July 2, 2015.

Investment Banking Letter with D. Weckstein and Co. Inc.

On August 27, 2014, the Company issued 5,000,000 shares of its common stock to D. Weckstein and Co., Inc. pursuant to an Investment Banking Letter. The shares were valued at the fair market price of $0.08 per share.

Legal Proceedings

The Company is involved in the disputes and legal proceedings described below. In addition, as a public company, the Company is also potentially susceptible to litigation, such as claims asserting violations of securities laws. Any such claims, with or without merit, if not resolved, could be time-consuming and result in costly litigation. The Company accrues any contingent liabilities that are likely.

Class Actions Alleging Violations of Federal Securities Laws

Beginning on April 18, 2014, three class action lawsuits alleging violations of federal securities laws were filed against the Company in United States District Court, Central District of California (the “Court”). At a hearing held on July 21, 2014, the three class action lawsuits were consolidated into one case with Lawrence Rosen as the lead plaintiff (the “Consolidated Class Action,” styled Romero et al. vs. GrowLife et al.). On May 15, 2014 and August 4, 2014, respectively two shareholder derivative lawsuits were filed against the Company with the Court (the “Derivative Actions”). On October 20, 2014, AmTrust North America, the Company’s insurer, filed a lawsuit contesting insurance coverage on the above legal proceedings. The Company made a general appearance in this action. On January 20, 2015, the Court ordered all of the above actions stayed pending completion of mediation of the dispute.

The parties then worked diligently to finalize settlement documentation on the above actions.  On April 27, 2015, the Court preliminarily approved the proposed settlement of the Consolidated Class Action.

On June 1, 2015, the Court preliminarily approved the proposed settlement of the Derivative Actions pursuant to a proposed stipulated settlement agreement.

On August 3, 2015, the Court entered a Final Order and Judgment resolving the Consolidated Class Action litigation in its entirety.  The Consolidated Class Action was thereby dismissed in its entirety with prejudice and without costs.

On August 10, 2015, pursuant to a settlement by and between the Company and AmTrust North America, AmTrust’s lawsuit contesting insurance coverage of the Consolidated Class Action and Derivative Actions was dismissed in its entirety with prejudice pursuant to a Stipulation for Dismissal of Entire Action with Prejudice executed by and between AmTrust and the Company.

On August 17, 2015, the Court entered a Final Order and Judgment resolving the Derivative Actions in their entirety.  The Derivative Actions were thereby dismissed in their entirety with prejudice.

As a result of the foregoing, all litigation discussed herein is resolved in full at this time.

The Company is obligated to issue $2 million in common stock or approximately 115.1 million shares related to the settlement of the Consolidated Class Action and Derivative Action lawsuits alleging violations of federal securities laws that were filed against the Company in United States District Court, Central District of California.

Section 16(b) Claims

The Company received four demand letters from potential plaintiffs regarding alleged Section 16(b) short-swing violations by Sterling Scott in July 2014. The Company believes the claims are without merit and has responded to the Section 16(b) claims accordingly. Two of the four claims have acknowledged our position and have been withdrawn.  There has been no response to the Company’s position from the remaining two potential plaintiffs.

Sales and Payroll Tax Liabilities

As of September 30, 2015, the Company owes approximately $87,000 in sales tax and $20,000 in payroll taxes primarily from early 2014. The Company is currently negotiating or operating under payment plans on these liabilities.

Other Legal Proceedings

The Company is in default on our Portland, Maine and Boulder, Colorado store leases for non-payment of lease payments and the Company is negotiating with the landlords. The Company is currently subject to legal actions with various vendors.

It is possible that additional lawsuits may be filed and served on the Company.

Operating Leases

Current Operating Leases

Upon the Company’s acquisition of Rocky Mountain Hydroponics, LLC and Evergreen Garden Center, LLC, the Company assumed the lease for the RMH/EGC retail hydroponics store located in Portland, Maine. The lease commencement date was May 1, 2013 with an expiration date of April 30, 2016. The monthly rent for year one of the lease was $4,917, with monthly rent of $5,065 in year two, and monthly rent of $5,217 in year three of the lease. The Company has an option to extend the lease for two three year terms as long it is not in default under the lease.

On October 21, 2013, the Company entered into a lease agreement for retail space for its hydroponics store in Avon (Vail), Colorado. The lease expires on September 30, 2018. Monthly rent for year one of the lease is $2,606 and increases 3.5% per year thereafter through the end of the lease. The Company does not have an option to extend the lease.

On January 23, 2014, the Company entered into a lease agreement for retail space for its hydroponics store in Boulder, Colorado. The lease commenced on February 1, 2014 and expires on May 31, 2017. Monthly rent for year one of the lease was $4,051, with monthly rent of $4,173 in year two, $4,298 in year three, and $4,427 for month 37 through 39. The Company has an option to extend the lease for one three year terms as long it is not in default under the lease.

On June 18, 2014, the Company rented space at 500 Union Street, Suite 810, Seattle, Washington for its corporate office. The Company rents the space on a month to month basis for $1,700 per month.

Terminated Operating Leases

In May 2011, the Company entered into a lease for its Phototron business unit to rent a warehouse facility in Gardena, California. The terms of the lease provide for monthly rental expense of $4,065 with annual rent increases through the expiration of the lease on May 31, 2014. During the last twelve months of the lease the monthly rent was $4,313. The Company terminated this lease as of May 31, 2014.

Upon the Company’s acquisition of Rocky Mountain Hydroponics, LLC and Evergreen Garden Center, the Company assumed the lease for the RMH/EGC retail hydroponics store located in Plaistow, New Hampshire. The lease commencement date was May 1, 2013 with an expiration date of January 31, 2016. The monthly rent throughout the term of the lease is $2,105. The Company vacated this store and expect to terminate this lease during 2015.

On June 5, 2013, the Company entered into a lease to rent office space in Woodland Hills, California for the Company’s corporate headquarters. The landlord was 20259 Ventura Blvd LP, which was a previous affiliate of a stockholder of our company. The term was for ninety days and can be renewed, or terminated, by either party with thirty days written notice. The monthly rent was $6,758. The Company terminated this lease as of June 30, 2014.

On May 30, 2013, the Company entered into a lease to rent retail space in Woodland Hills, California for its Urban Garden Supply (Soja, Inc.) hydroponics store. The term was for ninety days and can be renewed, or terminated, by either party with ninety days written notice. The monthly rent was $3,257. The Company terminated this lease as of June 1, 2015.

On August 26, 2013, the Company entered into a lease agreement for warehouse and retail space for its Greners (Business Bloom, Inc.) business unit in Santa Rosa, California. The lease commencement date was September 1, 2013 with an expiration date of August 31, 2015. The monthly rent is $3,000. The Company terminated this lease as of November 25, 2014.

On September 23, 2013, the Company entered into an Assignment and Assumption and Amendment of Lease Agreement for the Company’s retail hydroponics store in Peabody, Massachusetts.  The original lease between the landlord and Evergreen Garden Center, LLC was assigned from Evergreen Garden Center, LLC to GrowLife Hydroponics, Inc. In addition, the term of the lease was extended from the original expiration date of October 31, 2013 to October 31, 2014. The monthly rent remained at $4,500 through October 31, 2014. The Company’s lease expired on October 31, 2014.

The aggregate future minimum lease payments under operating leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended December 31,	Total
2015	$175,080
2016	101,432
2017	50,438
2018	-
2019	-
Beyond	-
Total	$326,950

Employment and Consulting Agreements

Employment Agreement with Marco Hegyi

On December 4, 2013, the Company entered into an Employment Agreement with Marco Hegyi pursuant to which the Company engaged Mr. Hegyi as its President from December 4, 2013 through December 4, 2016 to provide consulting and management services. Per the terms of the Hegyi Agreement, Mr. Hegyi established an office in Seattle, Washington while also maintaining operations in the Southern California area. Mr. Hegyi’s annual compensation is $150,000 for the first year of the Hegyi Agreement; $250,000 for the second year; and $250,000 for the third year. Mr. Hegyi is also entitled to receive an annual bonus equal to four percent (4%) of the Company’s EBITDA for that year. The annual bonus shall be paid no later than 31 days (i.e., by January 31st) following the end of each calendar year. Mr. Hegyi’s first annual bonus will be calculated based on the Company’s EBITDA for calendar year 2014, with such bonus payable on or before January 31, 2015. If Mr. Hegyi’s employment is terminated for any reason prior to the expiration of the Term, as applicable, his annual bonus will be prorated for that year based on the number of days worked in that year. At the commencement of Mr. Hegyi’s employment, an entity affiliated with Mr. Hegyi received a Warrant to purchase up to 25,000,000 shares of common stock of the Company at an exercise price of $0.08 per share. The Hegyi Warrant is exercisable for five years. On June 20, 2014, the Company and Mr. Hegyi reduced the warrant life from ten to five years.

Mr. Hegyi was entitled to participate in all group employment benefits that are offered by the Company to the Company’s senior executives and management employees from time to time, subject to the terms and conditions of such benefit plans, including any eligibility requirements. In addition, the Company agreed to purchase and maintain during the Term a “key manager” insurance policy on Mr. Hegyi’s life in the amount of $4,000,000, paid as $2,000,000 payable to Mr. Hegyi’s named heirs or estate as the beneficiary, and $2,000,000 payable to the Company. The Company and Mr. Hegyi waived this $2,000,000 key manager insurance. If, prior to the expiration of the Term, the Company terminates Mr. Hegyi’s employment for “Cause”, or if Mr. Hegyi voluntarily terminates his employment without “Good Reason”, or if Mr. Hegyi’s employment is terminated by reason of his death, then all of the Company’s obligations hereunder shall cease immediately, and Mr. Hegyi will not be entitled to any further compensation beyond any pro-rated base salary due and bonus amounts earned through the effective date of termination. Mr. Hegyi will also be reimbursed for any expenses incurred prior to the date of termination for which he was not previously reimbursed.

If the Company terminates Mr. Hegyi’s employment at any time prior to the expiration of the Term without Cause, or if Mr. Hegyi terminates his employment at any time for “Good Reason” or due to a “Disability”, Mr. Hegyi will be entitled to receive (i) his base salary amount through the end of the Term; and (ii) his annual bonus amount for each year during the remainder of the Term, which bonus amount shall be equal to the greater of (A) the annual bonus amount for the immediately preceding year, or (B) the bonus amount that would have been earned for the year of termination, absent such termination. If there has been a “Change in Control” and the Company (or its successor or the surviving entity) terminates Mr. Hegyi’s employment without Cause as part of or in connection with such Change in Control (including any such termination occurring within one (1) month prior to the effective date of such Change in Control), then in addition to the benefits set forth above, Mr. Hegyi will be entitled to (i) an increase of $300,000 in his annual base salary amount (or an additional $25,000 per month) through the end of the Term; plus (ii) a gross-up in the annual base salary amount each year to account for and to offset any tax that may be due by Mr. Hegyi on any payments received or to be received by Mr. Hegyi under this Agreement that would result in a “parachute payment” as described in Section 280G of the Internal Revenue Code of 1986, as amended. If the Company (or its successor or the surviving entity) terminates Mr. Hegyi’s employment without Cause within twelve (12) months after the effective date of any Change in Control, or if Mr. Hegyi terminates his employment for Good Reason within twelve (12) months after the effective date of any Change in Control, then in addition to the benefits set forth above, Mr. Hegyi will be entitled to (i) an increase of $300,000 in his annual base salary amount (or an additional $25,000 per month), which increased annual base salary amount shall be paid for the remainder of the Term or for two (2) years following the Change in Control, whichever is longer; (ii) a gross-up in the annual base salary amount each year to account for and to offset any tax that may be due by Mr. Hegyi on any payments received or to be received by Mr. Hegyi under this Letter Agreement that would result in a “parachute payment” as described in Section 280G of the Internal Revenue Code of 1986, as amended; (iii) payment of Mr. Hegyi’s annual bonus amount as set forth above for each year during the remainder of the Term or for two (2) years following the Change in Control, whichever is longer; and (iv) health insurance coverage provided for and paid by the Company for the remainder of the Term or for two (2) years following the Change in Control, whichever is longer.

Consulting Chief Financial Officer Agreement with an Entity Controlled by Mark Scott

On July 31, 2014, the Company entered into a Consulting Chief Financial Officer Letter with an entity controlled by Mark Scott pursuant to which the Company engaged Mr. Scott as its Consulting CFO from July 1, 2014 through September 30, 2014, and continuing thereafter until either party provides sixty day notice to terminate the Letter or Mr. Scott enters into a full-time employment agreement.

Per the terms of the Scott Agreement, Mr. Scott’s compensation is $150,000 on an annual basis for the first year of the Scott Agreement. Mr. Scott is also entitled to receive an annual bonus equal to two percent of the Company’s EBITDA for that year. The Company’s Board of Directors granted Mr. Scott an option to purchase sixteen million shares of the Company’s Common Stock under the Company’s 2011 Stock Incentive Plan at an exercise price of $0.07 per share, the fair market price on July 31, 2014. The shares vest as follows:

i	Two million shares will vest immediately upon securing a market maker with an approved 15c2-11 resulting in the Company’s relisting on OTCBB (not earned as of December 31, 2014);

ii	Two million shares will vest immediately upon the successful approval and effectiveness of the Company’s S-1 (not earned as of December 31, 2014);

iii	Two million shares will vest immediately upon the Company’s resolution of the class action lawsuits (earned as of August 17, 2015); and,

iv	Ten million shares will vest on a monthly basis over a period of three years beginning on the July 1, 2014.

All options will have a five-year life and allow for a cashless exercise. The stock option grant is subject to the terms and conditions of the Company’s Stock Incentive Plan, including vesting requirements.  In the event that Mr. Scott’s continuous status as employee to the Company is terminated by the Company without Cause or Mr. Scott terminates his employment with the Company for Good Reason as defined in the Scott Agreement, in either case upon or within twelve months after a Change in Control as defined in the Company’s Stock Incentive Plan except for CANX USA, LLC, then 100% of the total number of shares shall immediately become vested.

Mr. Scott will be entitled to participate in all group employment benefits that are offered by the Company to the Company’s senior executives and management employees from time to time, subject to the terms and conditions of such benefit plans, including any eligibility requirements. In addition, the Company is required purchase and maintain an insurance policy on Mr. Scott’s life in the amount of $2,000,000 payable to Mr. Scott’s named heirs or estate as the beneficiary. Finally, Mr. Scott is entitled to twenty days of vacation annually and also has certain insurance and travel employment benefits.

If, prior to the expiration of the Term, the Company terminates Mr. Scott’s employment for Cause, or if Mr. Scott voluntarily terminates his employment without Good Reason, or if Mr. Scott’s employment is terminated by reason of his death, then all of the Company’s obligations hereunder shall cease immediately, and Mr. Scott will not be entitled to any further compensation beyond any pro-rated base salary due and bonus amounts earned through the effective date of termination. Mr. Scott will also be reimbursed for any expenses incurred prior to the date of termination for which he was not previously reimbursed. Mr. Scott may receive severance benefits and the Company’s obligation under a termination by the Company without Cause or Mr. Scott terminates his employment for Good Reason are discussed above.

Promotion Letter with Joseph Barnes

On October 10, 2014, the Company entered into a Promotion Letter with Joseph Barnes which was effective October 1, 2014 pursuant to which the Company engaged Mr. Barnes as its Senior Vice-President of Business Development from October 1, 2014 on an at will basis. This Promotion Letter supersedes and cancels the Manager Services Agreement with Mr. Barnes dated August 1, 2013.

Per the terms of the Barnes Agreement, Mr. Barnes’s compensation is $90,000 on an annual basis. Mr. Barnes received a bonus of $6,500 and is also entitled to receive a quarterly bonus based on growth of the Company’s growth margin dollars. Mr. Barnes was granted an option to purchase eight million shares of the Company’s common stock under the Company’s 2011 Stock Incentive Plan at an exercise price on the date of grant. The shares vest as follows:

i	Two million shares vested immediately;

iv	Six million shares will vest on a monthly basis over a period of three years beginning on the date of grant.

All options will have a five-year life and allow for a cashless exercise. The stock option grant is subject to the terms and conditions of the Company’s Stock Incentive Plan, including vesting requirements.  In the event that Mr. Barnes’s continuous status as employee to the Company is terminated by the Company without Cause or Mr. Barnes terminates his employment with the Company for Good Reason as defined in the Barnes Agreement, in either case upon or within twelve months after a Change in Control as defined in the Company’s Stock Incentive, then 100% of the total number of shares shall immediately become vested.

Mr. Barnes was entitled to participate in all group employment benefits that are offered by the Company to the Company’s senior executives and management employees from time to time, subject to the terms and conditions of such benefit plans, including any eligibility requirements. Finally, Mr. Barnes is entitled to fifteen days of vacation annually and also has certain insurance and travel employment benefits.

Mr. Barnes may receive severance benefits and the Company’s obligation under a termination by the Company without Cause or Mr. Barnes terminates his employment for Good Reason are discussed above.

Executive Employment Agreement with Sterling C. Scott

On November 3, 2013, the Company entered into an Executive Employment Agreement with Sterling C. Scott pursuant to which the Company engaged Mr. Scott as Chief Executive Officer from November 3, 2013 to November 2, 2016 to provide consulting and management services. Per the terms of the Scott Agreement, Mr. Scott received an annual salary of $120,000 and he was eligible for any benefits made generally available by the Company. Mr. Scott was eligible to receive any bonuses made generally available by the Company, and he was reimbursed for any reasonable expenses incurred while performing his duties as the Company’s Chief Executive Officer. The Scott Agreement also granted Mr. Scott non-qualified options to purchase 12,000,000 shares of the Company’s common stock at an exercise price equal to the fair market value of one share of the Company’s common stock on the date of grant. The options included a cashless exercise feature and vest in twenty-four (24) equal monthly installments on the last day of each month commencing on October 31, 2013. In the event that the Company’s Board of Directors accepted any offers that would when executed result in a change of control transaction involving more than 50% of the issued shares of Company, then vesting of non-qualified options to Mr. Scott shall be accelerated, at the election in writing by the Mr. Scott, to the date on which the Company’s Board of Directors determined to accept such offer.

On May 19, 2014, the Board of Directors ratified the resignation of Sterling Scott effective immediately as Chief Executive Officer, Chairman of the Board of Directors and a member of the Board of the Company.  This resignation cancelled Mr. Scott’s Executive Employment Agreement.

On July 3, 2014, Sterling Scott exercised his option on a cashless basis and was issued 795,455 shares of our restricted common stock valued at $67,614 or $.085 per share.

Agreements with Robert Hunt

On June 7, 2013, the Company entered into an Executive Services Agreement with Robert Hunt, pursuant to which the Company engaged Mr. Hunt, from June 8, 2013 through June 7, 2015 to provide consulting and management services as the President of GrowLife Hydroponics, Inc. Upon Mr. Hunt’s employment by the Company, the Company paid Mr. Hunt an annual salary of $75,000 (the “Base Salary”). Such Base Salary shall increase to the annual rate of $100,000 on the first day of the month following the month in which GrowLife’s gross monthly sales reach $840,000. Mr. Hunt was entitled to receive an annual cash bonus (“Bonus”) as follows for its fiscal year 2013: 100% of the Base Salary in effect as of December 31 of the Company’s applicable fiscal year, if GrowLife achieves 150% of sales projections for such fiscal year; 75% of the Base Salary in effect as of December 31 of the Company’s applicable fiscal year, if GrowLife achieves at least 125% but less than 150% of sales projections for such fiscal year; and 50% of the Base Salary in effect as of December 31 of the Company’s applicable fiscal year, if GrowLife achieves at least 100% of sales projections for such fiscal year. The Bonus, if any, was be paid to Mr. Hunt upon the earlier of (1) the completion of the preparation of the Company’s audited financial statements for such fiscal year and (2) April 1 of the Company’s next fiscal year. Mr. Hunt was entitled to receive an annual cash bonus (“Bonus”) as follows for its fiscal year 2014: 100% of the Base Salary in effect as of December 31 of the Company’s applicable fiscal year, if GrowLife achieves 150% of sales projections for such fiscal year; 75% of the Base Salary in effect as of December 31 of the Company’s applicable fiscal year, if GrowLife achieves at least 125% but less than 150% of sales projections for such fiscal year; and 50% of the Base Salary in effect as of December 31 of the Company’s applicable fiscal year, if GrowLife achieves at least 100% of sales projections for such fiscal year. The Bonus, if any, was be paid to Mr. Hunt upon the earlier of (1) the completion of the preparation of the Company’s audited financial statements for such fiscal year and (2) April 1 of the Company’s next fiscal year. Mr. Hunt received, upon approval by the Company’s Board of Directors, non-qualified options to purchase 12,000,000 shares of the Company’s common stock, at a per share exercise price equal to the fair market value of one share of the Company’s common stock on the June 7, 2013 grant date and vested in 24 equal monthly installments on the last day of each month commencing from and after June 7, 2013. The options included a cashless exercise feature.

Mr. Hunt also entered into a NonCompetition, NonSolicitation and NonDisclosure Agreement dated June 7, 2013 whereby Mr. Hunt agreed to not compete with the Company for five years from June 7, 2013 or two years after any termination of employment of Mr. Hunt.

On May 30, 2014, the Company announced the resignation of Robert Hunt effective May 23, 2014 as Executive Vice President of Growlife, Inc., President of Growlife Hydroponics. On June 3, 2014, the Board of Directors accepted the resignation of Robert Hunt effective June 2, 2014 as a Director of the Company. On October 17, 2014, the Company entered into a Settlement Agreement and Release with Mr. Robert Hunt, whereby the Parties cancelled the Executive Services Agreement ("ESA") dated June 7, 2013 and his stock option grant for 12,000,000 shares. The Company agreed to issue 6,000,000 shares of restricted common stock under certain conditions that have not been met, pay cash severance totaling $50,000 monthly over five month starting October 25, 2014 and reimburse Mr. Hunt for health insurance benefits and other expenses monthly over five months starting October 25, 2014. The Parties entered into a release agreement.

Executive Employment Agreement with John Genesi

On November 3, 2013, the Company entered into an Executive Employment Agreement with John Genesi, pursuant to which the Company engaged Mr. Genesi as our Chief Financial Officer from November 3, 2013 through November 2, 2016 to provide consulting and management services. Per the terms of the Genesi Agreement, Mr. Genesi received an annual salary of $100,000, he was eligible for any benefits made generally available by the Company, he was eligible to receive any bonuses made generally available by the Company, and he was reimbursed for any reasonable expenses incurred while performing his duties as the Company’s Chief Financial Officer. The Genesi Agreement also granted Mr. Genesi non-qualified options to purchase 10,000,000 shares of the Company’s common stock at an exercise price equal to the fair market value of one share of the Company’s common stock on the date of grant. The options included a cashless exercise feature and vested in twenty-four (24) equal monthly installments on the last day of each month commencing on October 31, 2013. In the event that the Company’s Board of Directors excepted any offers that would when executed result in a change of control transaction involving more than 50% of the issued shares of Company, then vesting of non-qualified options to Mr. Genesi shall be accelerated, at the election in writing by the Mr. Genesi, to the date on which the Company’s Board of Directors determined to accept such offer.

On July 15, 2014, the Company entered into a Severance Agreement with Mr. Genesi whereby Mr. Genesi resigned as Chief Financial Officer and the Parties cancelled the Executive Employment Agreement dated November 3, 2013, including the stock option grant for 10,000,000 shares. The Company agreed to issue 6,000,000 shares of restricted common stock, pay cash severance of six months of compensation payable monthly and provide health insurance benefits for six months from the Termination Date.

Promotion Letter with Jeremy Belmont

On October 10, 2014, the Company entered into a Promotion Letter with Jeremy Belmont which was effective October 1, 2014 pursuant to which the Company engaged Mr. Belmont as Vice President of Sales from October 1, 2014 on an at will basis. This Promotion Letter supersedes and cancels the Manager Services Agreement with Mr. Belmont dated October 1, 2013.

Per the terms of the Belmont Agreement, Mr. Belmont’s compensation is $72,000 on an annual basis. Mr. Belmont received a bonus of $6,500 and is also entitled to receive a quarterly bonus based on growth of the Company’s growth margin dollars. Mr. Barnes was granted an option to purchase five million shares of the Company’s common stock under the Company’s 2011 Stock Incentive Plan at an exercise price on the date of grant. The Shares vest as follows:

i	One million four hundred thousand shares vested immediately;

iv	Three million six hundred thousand shares will vest on a monthly basis over a period of three years beginning on the date of grant.

All options will have a five-year life and allow for a cashless exercise. The stock option grant is subject to the terms and conditions of the Company’s Stock Incentive Plan, including vesting requirements.  In the event that Mr. Belmont’s continuous status as employee to the Company is terminated by the Company without Cause or Mr. Belmont terminates his employment with the Company for Good Reason as defined in the Belmont Agreement, in either case upon or within twelve months after a Change in Control as defined in the Company’s Stock Incentive, then 100% of the total number of Shares shall immediately become vested.

Mr. Belmont will be entitled to participate in all group employment benefits that are offered by the Company to the Company’s senior executives and management employees from time to time, subject to the terms and conditions of such benefit plans, including any eligibility requirements. Finally, Mr. Belmont is entitled to fifteen days of vacation annually and also has certain insurance and travel employment benefits.

Mr. Belmont may receive severance benefits and the Company’s obligation under a termination by the Company without Cause or Mr. Belmont terminates his employment for Good Reason are discussed above.

Promotion Letter with Adam Edwards

On October 10, 2014, the Company entered into a Promotion Letter with Adam Edwards which was effective October 1, 2014 pursuant to which the Company engaged Mr. Edwards as Vice President of Sales from October 1, 2014 on an at will basis.

Per the terms of the Edwards Agreement, Mr. Edwards’s compensation is $72,000 on an annual basis. Mr. Edwards received a bonus of $6,500 and is also entitled to receive a quarterly bonus based on growth of the Company’s growth margin dollars. Mr. Edwards was granted an option to purchase four million five hundred thousand shares of the Company’s common stock under the Company’s 2011 Stock Incentive Plan at an exercise price on the date of grant. The shares vested quarterly over thirty six months.

All options will have a five-year life and allow for a cashless exercise. The stock option grant is subject to the terms and conditions of the Company’s Stock Incentive Plan, including vesting requirements.  In the event that Mr. Edwards’s continuous status as employee to the Company is terminated by the Company without Cause or Mr. Edwards terminates his employment with the Company for Good Reason as defined in the Edwards Agreement, in either case upon or within twelve months after a Change in Control as defined in the Company’s Stock Incentive, then 100% of the total number of shares shall immediately become vested.

Mr. Edwards will be entitled to participate in all group employment benefits that are offered by the Company to the Company’s senior executives and management employees from time to time, subject to the terms and conditions of such benefit plans, including any eligibility requirements. Finally, Mr. Edwards is entitled to fifteen days of vacation annually and also has certain insurance and travel employment benefits.

Mr. Edwards may receive severance benefits and the Company’s obligation under a termination by the Company without Cause or Mr. Edwards terminates his employment for Good Reason are discussed above.

Mr. Edwards resigned July 11, 2015.

Offer Letter with Tina Qunell

On November 20, 2014, the Company entered into an Offer Letter with Tina Qunell which was effective November 24, 2014 pursuant to which the Company engaged Ms. Qunell as Vice President of Marketing on an at will basis.

Per the terms of the Qunell Agreement, Ms. Qunell’s compensation is $72,000 on an annual basis. Ms. Qunell was granted an option to purchase seven million shares of the Company’s common stock under the Company’s 2011 Stock Incentive Plan at an exercise price on the date of grant. One million of the shares vested immediately and six million vest quarterly over thirty six months.

All options will have a five-year life and allow for a cashless exercise. The stock option grant is subject to the terms and conditions of the Company’s Stock Incentive Plan, including vesting requirements.  In the event that Ms. Qunell’s continuous status as employee to the Company is terminated by the Company without Cause or Mr. Qunell terminates her employment with the Company for Good Reason as defined in the Qunell Agreement, in either case upon or within twelve months after a Change in Control as defined in the Company’s Stock Incentive, then 100% of the total number of shares shall immediately become vested.

Ms. Qunell will be entitled to participate in all group employment benefits that are offered by the Company to the Company’s senior executives and management employees from time to time, subject to the terms and conditions of such benefit plans, including any eligibility requirements. Finally, Ms. Qunell is entitled to fifteen days of vacation annually and also has certain insurance and travel employment benefits.

Ms. Qunell may receive severance benefits and the Company’s obligation under a termination by the Company without Cause or Ms. Qunell terminates her employment for Good Reason are discussed above.

Ms. Qunell resigned July 2, 2015.

Investment Banking Letter with D. Weckstein and Co. Inc.

On August 27, 2014, the Company issued 5,000,000 shares of its common stock to D. Weckstein and Co., Inc. pursuant to an Investment Banking Letter. The shares were valued at the fair market price of $0.08 per share.